UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07743
                                                     ---------

                            THE ROCKLAND FUNDS TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)

                              1235 WESTLAKES DRIVE
                              --------------------
                                BERWYN, PA 19312
                                ----------------

              (Address of principal executive offices) (Zip code)

                                 RICHARD GOULD
                                 -------------
                              1235 WESTLAKES DRIVE
                              --------------------
                                BERWYN, PA 19312
                                ----------------

                    (Name and address of agent for service)

                                 1-800-497-3933
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period:  SEPTEMBER 30, 2006
                           ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2006

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND
                                    (RKGRX)

                                 ANNUAL REPORT

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                   November 2006

Dear Shareholders,

Once again, we would like to thank all of you for your recognition that our style-pure small cap growth philosophy has merit particularly after an extended period of small cap value dominance. Our fiscal year 2006 had many of the same characteristics of 2005 with value stocks ruling the kingdom. We feel very much like the deep value managers of 1999 when sentiment was so strongly in favor of aggressive growth that even the best pure value managers significantly lagged the market. Towards the end of the tech bubble, many value managers closed their doors due to the lack of interest in value and the fervor for growth.
This year we experienced the reverse, a crescendo of enthusiasm for value. It is our belief that the May 2006 to August 2006 period may have been the final push in value stocks, with 'no-growth' stocks outperforming 'high-growth' stocks by as much as 1600 basis points in that time frame.

Usually the P/E to Growth ratios (PEG ratios) are higher for growth stocks than for value stocks. At the end of our fiscal year, this traditional relationship was inverted: the PEG ratio of our Russell 2000 Growth index benchmark was 1.24 versus the Russell 2000 Value index at a whopping 2.81 (source: Mellon Analytical Services using historical P/E excluding negative earnings and dollar weighted median 1-year EPS growth). After a nearly seven-year run of the Russell 2000 Value index outperforming the Russell 2000 Growth index, investors are now paying a 129% premium for earnings generated from "value" stocks. When the inevitable (positive) mean reversion occurs, small cap growth stock investors should have the opportunity to potentially capture truly out-sized gains.

                       THE ROCKLAND SMALL CAP GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

               GOULD INVESTMENT PARTNERS, LLC, INVESTMENT ADVISER

Within stock and sector selections, the year had some vicious twists and turns. Early on, energy stocks performed exceptionally well at a time when housing-related stocks were deteriorating quickly. We were helped early on by energy and clipped toward the end of the year. Much of the rotation out of energy and housing drove performance in consumer stocks and selected healthcare towards the end of the fiscal year. But despite the crosswinds, fundamental strength is not the issue with our growth stock universe. During this tenth year we had some of the highest earnings growth and highest margins of earnings surprise ever. The biggest impediment to the Fund's performance has been extreme aversion to growth. As long as fundamentals remain strong, this sentiment should steadily turn in our favor. So it is with some optimism that we look forward to 2007.

Thank you for your continued support.

Sincerely,

/s/Richard H. Gould

Your Fund Manager,
Richard H. Gould

SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

The information provided represents the opinion of Richard Gould and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

P/E to Growth (PEG): A ratio used to determine a stock's value while taking into account earnings growth.

The Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor (11/06)

            COMPARISON OF A HYPOTHETICAL $10,000 INITIAL INVESTMENT

                Rockland                  NASDAQ      Russell        Russell
               Small Cap     S&P 500    Composite       2000          2000
    Date      Growth Fund     Index       Index        Index      Growth Index
    ----      -----------    -------    ---------     -------     ------------
   12/2/96      $10,000      $10,000     $10,000      $10,000        $10,000
   9/30/97      $14,452      $12,707     $13,084      $12,992        $10,727
   9/30/98      $11,532      $13,856     $13,179      $10,521         $9,427
   9/30/99      $19,897      $17,710     $21,504      $12,528        $12,503
 9/30/2000      $41,411      $20,061     $28,796      $15,458        $16,212
 9/30/2001      $24,061      $14,720     $11,711      $12,179         $9,308
 9/30/2002      $17,671      $11,703      $9,137      $11,046         $7,617
 9/30/2003      $25,762      $14,559     $14,157      $15,078        $10,796
 9/30/2004      $24,356      $16,591     $15,107      $17,844        $12,034
 9/30/2005      $26,416      $18,624     $17,253      $21,048        $14,196
 9/30/2006      $25,843      $20,633     $18,257      $23,136        $15,031

This graph shows the performance of a hypothetical initial gross investment of $10,000 that was invested in the Rockland Small Cap Growth Fund on December 2, 1996, when the Fund started. As the chart shows, by September 30, 2006, the value of the investment would have grown to $25,843; a 158.43% increase on the initial investment. Over the same period, an initial investment of $10,000 in the NASDAQ Composite Index would have increased to $18,257. Also, look at how the Russell 2000 Growth Index did over the same period. The same $10,000 would have increased to $15,031. A $10,000 investment in the S&P 500 Index would have increased to $20,633; if invested in the Russell 2000 Index it would have increased to $23,136.

FOR THE PERIOD ENDED SEPTEMBER 30, 2006

                                           AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------
                                                             SINCE COMMENCEMENT
                                   ONE YEAR    FIVE YEAR     OF OPERATIONS*<F1>
                                   --------    ---------     ------------------
Rockland Small Cap Growth Fund      -2.17%        1.44%            10.14%
S&P 500 Index                       10.79%        6.97%             7.65%
NASDAQ Composite Index               5.82%        9.15%             6.31%
Russell 2000 Index                   9.92%       13.78%             8.91%
Russell 2000 Growth Index            5.88%       10.15%             4.23%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 Index is an unmanaged index of 2,000 stocks weighted by market capitalization. The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*<F1>  December 2, 1996.

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE -- SEPTEMBER 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/06 - 9/30/06).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees. However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
                              VALUE 4/1/06       VALUE 9/30/06     PERIOD 4/1/06 - 9/30/061<F2>
                           -----------------     --------------    ----------------------------
Actual                         $1,000.00           $  836.10                $8.29*<F3>
Hypothetical (5% return
  before expenses)              1,000.00            1,016.04                 9.10**<F4>

 1<F2> Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The annualized expense ratio paid to the custodian for such overdrafts was 0.01%.
 *<F3> Excluding interest expense, your actual cost of investment in the Fund would be $8.24.
**<F4> Excluding interest expense, your hypothetical cost of investment in the Fund would be $9.05.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2006

ASSETS:
   Investments, at fair value (cost $36,251,160)                   $40,747,823
   Receivable for capital shares sold                                      142
   Dividends and interest receivable                                    14,109
   Other assets                                                         10,487
                                                                   -----------
       Total Assets                                                 40,772,561
                                                                   -----------
LIABILITIES:
   Payable to Adviser                                                   33,534
   Accrued Shareholder service and accounting fees                      27,431
   Accrued Professional fees                                            38,931
   Accrued Trustees' fees and expenses                                  16,499
   Accrued Administration fees                                          11,213
   Accrued Custody fees                                                  9,114
   Accrued Reports to shareholders                                       8,236
   Accrued expenses and other liabilities                                1,084
                                                                   -----------
       Total Liabilities                                               146,042
                                                                   -----------
NET ASSETS                                                         $40,626,519
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $47,462,908
   Accumulated net realized loss on investments sold               (11,333,052)
   Net unrealized appreciation on investments                        4,496,663
                                                                   -----------
       Total Net Assets                                            $40,626,519
                                                                   -----------
                                                                   -----------
   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               2,569,911
   Net asset value, redemption price and offering price per share  $     15.81
                                                                   -----------
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 2006

INVESTMENT INCOME:
   Dividend income (net of foreign tax withheld of $84)            $    45,359
   Interest income                                                      11,611
                                                                   -----------
       Total investment income                                          56,970
                                                                   -----------
EXPENSES:
   Investment advisory fee                                             490,963
   Shareholder servicing and accounting costs                          123,258
   Professional fees                                                    62,095
   Trustees' fees and expenses                                          50,576
   Administration fee                                                   41,012
   Custody fees                                                         31,204
   Federal and state registration                                       23,892
   Reports to shareholders                                              11,985
   Other                                                                 9,166
                                                                   -----------
       Total expenses before interest expense                          844,151
   Interest expense (Note 5)                                             4,761
                                                                   -----------
       Total expenses                                                  848,912
                                                                   -----------
NET INVESTMENT LOSS                                                   (791,942)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                  6,134,428
   Net change in unrealized
     appreciation/depreciation on investments                       (5,415,759)
                                                                   -----------
   Net realized and unrealized gain on investments                     718,669
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (73,273)
                                                                   -----------
                                                                   -----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED            YEAR ENDED
                                                                           SEPTEMBER 30, 2006    SEPTEMBER 30, 2005
                                                                           ------------------    ------------------
OPERATIONS:
   Net investment loss                                                         $  (791,942)          $  (905,229)
   Net realized gain on investments                                              6,134,428             6,214,239
   Net change in unrealized appreciation/depreciation on investments            (5,415,759)             (161,339)
                                                                               -----------           -----------
   Net increase (decrease) in net assets resulting from operations                 (73,273)            5,147,671
                                                                               -----------           -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)                                     (16,473,456)           (8,743,360)
                                                                               -----------           -----------
NET DECREASE IN NET ASSETS                                                     (16,546,729)           (3,595,689)
NET ASSETS:
   Beginning of period                                                          57,173,248            60,768,937
                                                                               -----------           -----------
   End of period                                                               $40,626,519           $57,173,248
                                                                               -----------           -----------
                                                                               -----------           -----------

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                        YEARS ENDED SEPTEMBER 30,
                                                  ---------------------------------------------------------------------
                                                  2006            2005         2004(1)<F5>         2003            2002
                                                  ----            ----         -----------         ----            ----
Per Share Data:
Net asset value, beginning of year               $16.16          $14.90           $15.76          $10.81          $14.72
                                                 ------          ------           ------          ------          ------
Income from investment operations:
   Net investment loss                            (0.27)(3)<F7>   (0.26)(2)<F6>    (0.22)(3)<F7>   (0.19)(3)<F7>   (0.20)(2)<F6>
   Net realized and unrealized
     gain (loss) on investments                   (0.08)           1.52            (0.66)           5.14           (3.71)
                                                 ------          ------           ------          ------          ------
       Total from investment operations           (0.35)           1.26            (0.88)           4.95           (3.91)
                                                 ------          ------           ------          ------          ------
Redemption fees                                    0.00            0.00             0.02              --              --
                                                 ------          ------           ------          ------          ------
Net asset value, end of year                     $15.81          $16.16           $14.90          $15.76          $10.81
                                                 ------          ------           ------          ------          ------
                                                 ------          ------           ------          ------          ------
Total return                                    (2.17)%           8.46%          (5.46)%          45.79%        (26.56)%
Supplemental data and ratios:
   Net assets, end of year                  $40,626,519     $57,173,248      $60,768,937    $107,727,915     $36,982,866
   Ratio of expenses
     to average net assets(4)<F8>                 1.73%           1.73%            1.66%           1.54%           1.57%
   Ratio of net investment loss
     to average net assets                      (1.61)%         (1.60)%          (1.35)%         (1.47)%         (1.21)%
   Portfolio turnover rate                      246.66%         246.17%          331.98%         449.89%         513.67%

(1)<F5> Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC. Richard H. Gould was employed by the Fund's former investment manager, Greenville Capital Management since 1994 and has served as the Fund's portfolio manager since its inception in 1996.
(2)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F7> Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)<F8> The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended September 30, 2006, 2005, 2004, 2003 and 2002 was 0.01%, 0.02%, 0.03%, 0.03% and
          0.12%, respectively.

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006

 SHARES                                                                VALUE
 ------                                                                -----
            COMMON STOCKS -- 99.4%

            COMMERCIAL SERVICES -- 6.8%
  39,000    Corrections Corporation of America (a)<F9>             $ 1,686,750
  20,000    Forrester Research, Inc. (a)<F9>                           526,200
  35,100    Perficient, Inc. (a)<F9>                                   550,368
                                                                   -----------
                                                                     2,763,318
                                                                   -----------
            COMMUNICATIONS -- 9.3%
  10,000    Anaren, Inc. (a)<F9>                                       210,700
  20,650    Cbeyond Communications, Inc. (a)<F9>                       566,842
  32,400    CTC Media, Inc. (a)<F9>                                    722,520
  12,200    ICT Group, Inc. (a)<F9>                                    383,934
  22,000    Integral Systems, Inc.                                     687,720
  26,400    NovAtel Inc. (a)<F9> (b)<F10>                            1,212,288
                                                                   -----------
                                                                     3,784,004
                                                                   -----------
            COMPUTERS & PERIPHERALS -- 4.9%
  48,000    Benchmark Electronics, Inc. (a)<F9>                      1,290,240
  25,500    Rackable Systems Inc. (a)<F9>                              697,935
                                                                   -----------
                                                                     1,988,175
                                                                   -----------
            CONSUMER DURABLES -- 0.8%
   9,100    Herman Miller, Inc.                                        311,311
                                                                   -----------
            CONSUMER NON-DURABLES -- 5.5%
  45,550    Crocs, Inc. (a)<F9>                                      1,546,423
  20,000    Iconix Brand Group, Inc. (a)<F9>                           322,000
  10,000    The Men's Wearhouse, Inc.                                  372,100
                                                                   -----------
                                                                     2,240,523
                                                                   -----------
            DISTRIBUTION -- 1.9%
  23,200    MWI Veterinary Supply, Inc. (a)<F9>                        777,896
                                                                   -----------
            ELECTRONICS -- 3.0%
   5,000    Coherent, Inc. (a)<F9>                                     173,300
  15,000    II-VI Incorporated (a)<F9>                                 373,800
  15,000    Varian Inc. (a)<F9>                                        688,050
                                                                   -----------
                                                                     1,235,150
                                                                   -----------
            FINANCIAL SERVICES -- 6.9%
  83,333    ECapital Financial Corporation
              (Acquired 3/15/01; Cost $167) (a)<F9> (c)<F11>               417
   9,700    GFI Group Inc. (a)<F9>                                     536,313
  10,000    International Securities Exchange Holdings, Inc.           468,900
  40,000    Knight Capital Group, Inc. (a)<F9>                         728,000
   8,000    Safety Insurance Group, Inc.                               389,280
  20,000    Tower Group, Inc.                                          667,000
                                                                   -----------
                                                                     2,789,910
                                                                   -----------
            HEALTH CARE SERVICES & SUPPLIES -- 6.8%
  35,000    AMN Healthcare Services, Inc. (a)<F9>                      831,250
   6,000    Healthcare Services Group, Inc.                            150,960
  10,600    HealthExtras, Inc. (a)<F9>                                 300,086
  10,000    Healthspring, Inc. (a)<F9>                                 192,500
  23,000    WellCare Health Plans, Inc. (a)<F9>                      1,302,490
                                                                   -----------
                                                                     2,777,286
                                                                   -----------
            INTERNET SERVICES -- 10.6%
  45,000    24/7 Real Media, Inc. (a)<F9>                              384,300
  10,000    aQuantive, Inc. (a)<F9>                                    236,200
  10,500    Baidu.com, Inc. -- ADR (a)<F9> (b)<F10>                    919,170
   1,700    Ctrip.com International Ltd. -- ADR (b)<F10>                76,415
  23,000    Digital River, Inc. (a)<F9>                              1,175,760
  16,000    Equinix, Inc. (a)<F9>                                      961,600
  52,500    RealNetworks, Inc. (a)<F9>                                 557,025
                                                                   -----------
                                                                     4,310,470
                                                                   -----------
            MEDICAL PRODUCTS -- 6.9%
  10,000    ICON plc -- ADR (a)<F9> (b)<F10>                           705,800
  20,000    Illumina, Inc. (a)<F9>                                     660,800
  16,700    IntraLase Corp. (a)<F9>                                    329,157
  10,000    Kyphon Inc. (a)<F9>                                        374,200
  20,000    LifeCell Corporation (a)<F9>                               644,400
   5,000    Micrus Endovascular Corporation (a)<F9>                     64,850
                                                                   -----------
                                                                     2,779,207
                                                                   -----------
            OIL & GAS SERVICES -- 6.2%
  16,000    Core Laboratories N.V. (a)<F9> (b)<F10>                  1,020,800
  10,000    Global Industries, Ltd. (a)<F9>                            155,600
   3,900    Helix Energy Solutions Group Inc. (a)<F9>                  130,260
   6,000    Oceaneering International, Inc. (a)<F9>                    184,800
  30,900    Trico Marine Service, Inc. (a)<F9>                       1,042,875
                                                                   -----------
                                                                     2,534,335
                                                                   -----------
            REITS -- 2.4%
  68,300    Highland Hospitality Corporation                           978,739
                                                                   -----------
            RETAIL -- 8.0%
   5,000    Dick's Sporting Goods, Inc. (a)<F9>                        227,600
  23,000    Guesso, Inc. (a)<F9>                                     1,116,190
  22,100    J. Crew Group, Inc. (a)<F9>                                664,547
  26,900    LIFE TIME FITNESS, Inc. (a)<F9>                          1,245,201
                                                                   -----------
                                                                     3,253,538
                                                                   -----------
            SEMICONDUCTORS -- 13.1%
  39,200    FormFactor Inc. (a)<F9>                                  1,651,496
  42,600    Hittite Microwave Corporation (a)<F9>                    1,895,700
  12,000    Sigma Designs, Inc. (a)<F9>                                179,400
  20,000    Ultra Clean Holdings, Inc. (a)<F9>                         213,600
  37,100    Varian Semiconductor
              Equipment Associates, Inc. (a)<F9>                     1,361,570
                                                                   -----------
                                                                     5,301,766
                                                                   -----------
            SOFTWARE -- 6.3%
   7,000    Kenexa Corporation (a)<F9>                                 176,540
  25,100    Open Solutions Inc. (a)<F9>                                723,131
  46,000    PeopleSupport Inc. (a)<F9>                                 851,000
  51,050    Vocus, Inc. (a)<F9>                                        805,569
                                                                   -----------
                                                                     2,556,240
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $35,885,205)                  40,381,868
                                                                   -----------
PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 0.9%

            VARIABLE RATE DEMAND NOTES (D)<F12> -- 0.9%
$365,955    Wisconsin Corporate Central Credit Union -- 4.994%         365,955
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $365,955)               365,955
                                                                   -----------
            TOTAL INVESTMENTS (Cost $36,251,160) -- 100.3%          40,747,823
            Liabilities in Excess of Other Assets -- (0.3)%           (121,304)
                                                                   -----------
            TOTAL NET ASSETS -- 100.0%                             $40,626,519
                                                                   -----------
                                                                   -----------

(a)<F9>    Non-income producing security.
(b)<F10>   U.S. dollar-denominated foreign security.
(c)<F11> Restricted illiquid security - acquired through private placement. (Note 2)
(d)<F12> Variable rate security. The rate listed is as of September 30, 2006.

   The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS -- SEPTEMBER 30, 2006

    Percentages represent market value as a percentage of total investments.

            Commercial Services                                6.8%
            Communications                                     9.3%
            Computers & Peripherals                            4.9%
            Consumer Durables                                  0.8%
            Consumer Non-Durables                              5.5%
            Distribution                                       1.9%
            Electronics                                        3.0%
            Financial Services                                 6.8%
            Healthcare Services & Supplies                     6.8%
            Internet Services                                 10.6%
            Medical Products                                   6.8%
            Oil & Gas Services                                 6.2%
            REITs                                              2.4%
            Retail                                             8.0%
            Semiconductors                                    13.0%
            Software                                           6.3%
            Variable Rate Demand Note                          0.9%

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 2006

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GOULD INVESTMENT PARTNERS LLC("GOULD IP"), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges ("NASDAQ"), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP. The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

          On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          As a result of permanent book to tax differences relating to a net operating loss, accumulated net investment loss has been increased by $791,942 and capital stock has been decreased by $791,942.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Share Valuation - The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charged a 1% redemption fee on shares held less than 180 days. Effective March 31, 2005, the Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

     f) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   RESTRICTED SECURITIES

     The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. No quoted market price exists for ECapital shares. As a result, Gould IP has valued them at $0.005 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of ownership on March 15, 2001, the sales price of recent private placements in its common stock and information provided by the company. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the fiscal years ended September 30, 2006 and September 30, 2005, respectively, were as follows:

     YEAR ENDED
     SEPTEMBER 30, 2006                         $                     SHARES
     ------------------                       -----                   ------
     Shares sold                           $  2,544,765                149,643
     Shares redeemed                        (19,020,343)            (1,118,455)
     Redemption fees                              2,122                     --
                                           ------------             ----------
     Net decrease                          $(16,473,456)              (968,812)
                                           ------------
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                             3,538,723
                                                                    ----------
     End of period                                                   2,569,911
                                                                    ----------
                                                                    ----------
     YEAR ENDED
     SEPTEMBER 30, 2005                         $                     SHARES
     ------------------                       -----                   ------
     Shares sold                           $ 20,475,196              1,349,577
     Shares redeemed                        (29,223,961)            (1,888,632)
     Redemption fees                              5,405                     --
                                           ------------             ----------
     Net decrease                          $ (8,743,360)              (539,055)
                                           ------------
                                           ------------
     SHARES OUTSTANDING:
     Beginning of period                                             4,077,778
                                                                    ----------
     End of period                                                   3,538,723
                                                                    ----------
                                                                    ----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the year ended September 30, 2006, were $121,463,146 and $138,887,446, respectively. The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the year ended September 30, 2006.

     At September 30, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of Investments(a)<F13>                          $ 36,535,403
                                                          ------------
                                                          ------------
     Gross unrealized appreciation                        $  5,272,050
     Gross unrealized depreciation                          (1,059,630)
                                                          ------------
     Net unrealized appreciation/(depreciation)           $  4,212,420
                                                          ------------
                                                          ------------
     Other accumulated losses                             $(11,048,809)
                                                          ------------
     Total accumulated earnings/(losses)                  $ (6,836,389)
                                                          ------------
                                                          ------------

     (a)<F13> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

     At September 30, 2006, the Fund had accumulated net realized capital loss carryovers of $11,048,809 with $8,283,475 and $2,765,334 expiring in 2010 and 2011, respectively. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. The Fund utilized $6,216,715 of capital loss carryover for the fiscal year ended September 30, 2006.

     The Fund made no distributions during the fiscal years ended September 30, 2006 and September 30, 2005.

5.   LINE OF CREDIT

     During the course of operations, the Fund's custody account with U.S. Bank, N.A. (the "Bank") was overdrawn at times during the period due to shareholder redemptions from the Fund. On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit ("LOC") with U.S. Bank, N.A. Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 11.11% of the net assets of the Fund. The Bank charges interest at the Bank's Prime Rate (weighted average rate of 7.42% for the year ended September 30, 2006) for overdrafts. During the year ended September 30, 2006, the Fund had an outstanding average daily balance of $161,509 from overdrafts. The Fund incurred $4,761 in interest expense for the year ended September 30, 2006.

6.   INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP. Pursuant to its advisory agreement with the Trust, GIP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

7.   NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

ROCKLAND SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
The Rockland Funds Trust:

     We have audited the accompanying statement of assets and liabilities of the Rockland Small Cap Growth Fund (the "Fund", a series of the Rockland Funds Trust), including the schedule of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     /s/KPMG

Chicago, Illinois
November 20, 2006

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT TRUSTEES

The business and affairs of the Fund are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and Officers and is available, without charge, upon request by calling toll-free 1-800-497-3933.

                                               TERM OF                                                  NUMBER OF
                                              OFFICE &                                                PORTFOLIOS IN       OTHER
                              POSITION         LENGTH                                                    COMPLEX      DIRECTORSHIPS
NAME,                        HELD WITH         OF TIME      PRINCIPAL OCCUPATION(S)                      OVERSEEN        HELD BY
ADDRESS & AGE                THE TRUST     SERVED(1)<F14>   DURING PAST FIVE YEARS                      BY TRUSTEE       TRUSTEE
-------------                ---------     --------------   -----------------------                   -------------   -------------
INDEPENDENT TRUSTEES OF THE TRUST

George Keeley                 Trustee      Since            General partner of Meridian Venture Partners    1         None
c/o U.S. Bancorp                           2000             from 1985-1997.  Retired in 1998.  Director
  Fund Services, LLC                                        of Clearfield Energy (private oil and natural
777 E. Wisconsin Ave.                                       gas companies) since 1987.
Milwaukee, WI  53202
Age: 76

Edwin W. Moats, Jr.(2)<F15>   Trustee      Since            President of Moats Enterprises (investments     1         None
Moats Enterprises                          1999             and operations of restaurants, manufacturing
611 Commerce St.                                            and sports-related businesses) since 1999.
Suite 3100                                                  Mr. Moats was President and CEO of Nascar
Nashville, TN  37203                                        Cafe from 1999 to 2002.  Mr. Moats was President
Age: 58                                                     of Logan's Roadhouse, Inc. (restaurant chain)
                                                            from 1992 to 1999 and CEO from 1995 to 1999.
                                                            Mr. Moats has been a partner in the Haury and
                                                            Moats Company (franchisee of six Captain D's
                                                            Seafood Restaurants) since 1977.  Mr. Moats was
                                                            Chairman and CEO of Metropolitan Federal Savings
                                                            Bank from 1989 to 1991 and President and COO
                                                            from 1984 to 1989.

Dr. Peter Utsinger            Trustee      Since            Retired, was a practicing physician in          1         None
c/o U.S. Bancorp                           1996             arthritis and rheumatic diseases since 1970
  Fund Services, LLC                                        when he received his M.D. from Georgetown
777 E. Wisconsin Ave.                                       University.  Dr. Utsinger was Director of
Milwaukee, WI  53202                                        the Arthritis Clinical and Research unit at
Age: 61                                                     the University of North Carolina and has
                                                            written over 100 publications in his area
                                                            of specialty.  He is a consultant to multiple
                                                            pharmaceutical companies.

R. Peter Zimmermann           Independent  Since            Retired, formerly CFO of TL Ventures            1         None
c/o U.S. Bancorp              Chairman     2006             (Philadelphia-based venture capital
  Fund Services, LLC                                        partnership) from 1996 to 1998.  Served as
777 E. Wisconsin Ave.         Trustee      Since            CFO of Decision One (computer maintenance
Milwaukee, WI  53202                       2004             company) from 1993 to 1996.
Age: 66

INTERESTED TRUSTEES OF THE TRUST

Richard H. Gould(3)<F16>      President    Since            Chairman, President and Chief Investment        1         None
1235 Westlakes Drive                       2004             Officer of Gould Investment Partners LLC
Suite 280                                                   ("GIP") since 2004 and manager of the Fund
Berwyn, PA  19312             Trustee &    Since            since the Fund's inception.  From 1994 to
Age: 46                       Treasurer    1996             2004, Mr. Gould was Vice President of
                                                            Greenville Capital Management, Inc. (the Fund's
                                                            former adviser).  From 1987 until 1994,
                                                            Mr. Gould was associated with PNC Investment
                                                            Management, first as an equity analyst and
                                                            later as the co-manager of the PNC Small Cap
                                                            Growth Fund.  Mr. Gould received his Chartered
                                                            Financial Analyst designation in 1989; became a
                                                            Chartered Market Technician in 1995; and received
                                                            his B.S. in 1982 and his M.B.A. in Finance in
                                                            1985, both from The Pennsylvania State University.

OFFICERS OF THE TRUST

Richard H. Gould(3)<F16>      President &                   See information above under "Interested Trustees
1235 Westlakes Drive          Treasurer                     of the Trust."
Suite 280
Berwyn, PA  19312
Age: 46

Sanjay Upadhyaya              Vice         Since            Vice President and Senior Trader of GIP, and was one
1235 Westlakes Drive          President    2005             of the original founders in 2004.  Prior to GIP, he was
Suite 280                                                   a trader at Greenville Capital Management from 1994
Berwyn, PA  19312                                           to 2004.  Mr. Upadhyaya managed all of the trades for
Age: 35                                                     the Rockland Small Cap Growth Fund at Greenville,
                                                            oversaw the Instinet System trading, and handled all
                                                            account reconciliation and reporting. Mr. Upadhyaya
                                                            received his Bachelor of Arts in Finance from Goldey
                                                            Beacom College in 1994.  In addition to heading the
                                                            trading department at Gould, Mr. Upadhyaya oversees
                                                            all of GIP's information technology capabilities,
                                                            including the firm's "state of the art" trading platform.

Barbara Grosso                Secretary    Since            Chief Compliance Officer, Secretary and Treasurer of
1235 Westlakes Drive          and Chief    2004             GIP since 2004.  From 1996 through 2004, Ms. Grosso
Suite 280                     Compliance                    served as Director of Administration and Compliance
Berwyn, PA  19312             Officer                       Officer for Cashman and Associates Capital Management,
Age: 40                       (CCO)                         LP (investment adviser).  From 1984 through 1996, Ms.
                                                            Grosso served as Director of Administration and Compliance
                                                            Officer for Cashman, Farrell and Associates (investment adviser).

(1)<F14> Each Trustee holds office during the lifetime of the Fund until their termination or until the election and qualification of his successor.
(2)<F15> Served as Independent Chairman until November 20, 2006 when the Board nominated and elected R. Peter Zimmermann the Independent Chairman.
(3)<F16> Mr. Gould is deemed to be an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) because of his affiliation with GIP.

AVAILABILITY OF PROXY VOTING INFORMATION:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE:

A complete schedule of the Fund's portfolio holdings for the second and fourth quarters is included in the Fund's semi-annual and annual shareholder reports, respectively. The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC's website at www.sec.gov. Copies of Form N-Q can also be obtained by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

                                    TRUSTEES
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger
                            Mr. R. Peter Zimmermann

                                    OFFICERS
                    Mr. Richard Gould, President & Treasurer
                      Mr. Sanjay Upadhyaya, Vice President
                      Ms. Barbara Grosso, Secretary & CCO

                               INVESTMENT ADVISOR
                         Gould Investment Partners LLC
                        1235 Westlakes Drive, Suite 280
                               Berwyn, PA  19312

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               Custody Operations
                    1555 North RiverCenter Drive, Suite 302
                              Milwaukee, WI  53212

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Edwin Moats, Jr. and R. Peter Zimmermann are "audit committee financial experts" and both are considered to be "independent"under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

                                    FYE 09/30/2006      FYE 09/30/2005
                                    --------------      --------------
          Audit Fees                $23,000             $22,500
          Audit-Related Fees        $0                  $0
          Tax Fees                  $2,500              $2,200
          All Other Fees            $0                  $0

The registrant's audit committee has adopted an Audit Committee Charter that provides that the audit committee shall pre-approve all audit and non-audit services of the registrant, including services provided to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.-not sub-adviser) for the last two years.

     Non-Audit Related Fees             FYE  09/30/2006    FYE  09/30/2005
     ----------------------             ---------------    ---------------
     Registrant                         $0                 $0
     Registrant's Investment Adviser    $0                 $0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
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Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
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Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The registrant's principal executive officer/President and principal financial officer/Treasurer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant's service provider.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
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(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. "Filed herewith"

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  The Rockland Funds Trust
                   -----------------------------------

     By (Signature and Title) /s/ Richard Gould
                              ------------------------
                              Richard Gould, President

Date     12-8-06
       -----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Richard Gould
                              --------------------------------------
                              Richard Gould, President and Treasurer

     Date     12-8-06
            --------------------------------------------------------